Assets under construction - Business segmentation and cash flow (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Assets Under Construction [Line Items]
Total operations	R 165,361	R 130,734
Current year additions	52,806	60,312	R 70,849
Adjustments for non-cash items	(171)	(420)	(1,427)
cash flow hedge accounting	1	(2)	(2)
movement in environmental provisions capitalised	(172)	(418)	(1,425)
Per the statement of cash flows	52,635	59,892	R 69,422
Mining
Assets Under Construction [Line Items]
Total operations	2,095	1,141
Exploration And Production International
Assets Under Construction [Line Items]
Total operations	6,457	6,256
Energy
Assets Under Construction [Line Items]
Total operations	5,993	9,064
Base Chemicals
Assets Under Construction [Line Items]
Total operations	75,099	59,908
Performance Chemicals
Assets Under Construction [Line Items]
Total operations	75,144	54,006
Group Functions
Assets Under Construction [Line Items]
Total operations	R 573	R 359